September 30, 1999

annual

report

Calvert income fund

Calvert
Income Fund

To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Group
c/o NFDS
330 West 9th Street
Kansas City, MO 64105

Web Site
http://www.calvert.com

Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

This report is intended to provide fund
information to shareholders. It is
not authorized for distribution to
prospective investors unless preceded or accompanied by a prospectus.

Calvert Group's
Family of Funds

Tax-Exempt Money Market Funds
CTFR Money Market Portfolio
CTFR California Money Market Portfolio

Taxable Money Market Funds
First Government Money Market Fund
CSIF Money Market Portfolio

Balanced Fund
CSIF Balanced Portfolio

Municipal Funds
CTFR Limited-Term Portfolio
CTFR Long-Term Portfolio
CTFR Vermont Municipal Portfolio
National Muni. Intermediate Portfolio
California Muni. Intermediate Portfolio
Maryland Muni. Intermediate Portfolio
Virginia Muni. Intermediate Portfolio

Taxable Bond Funds
CSIF Bond Portfolio
Income Fund

Equity Funds
CSIF Managed Index Portfolio
CSIF Equity Portfolio
Capital Accumulation Fund
CWV International Equity Fund
New Vision Small Cap Fund
New Africa Fund







  printed on recycled paper
  using soy-based inks

Table
of
Contents
President's Letter
1
Portfolio
Manager Remarks
2
Report of Independent Accountants
4
Schedule
of Investments
5
Statement
of Assets and Liabilities
7
Statement
of Operations
8
Statements
of Changes in
Net Assets
9
Notes to
Financial Statements
11
Financial Highlights
15
Y2K Update
17

Dear Shareholders:
1999 may be characterized as a year of
changing fortunes. We have witnessed a
strong recovery in the markets of Asia and the Far East, while European markets have enjoyed mixed blessings. At home, top performing stocks were again concentrated by capitalization range and industry group, with large-capitalization companies, technology, and internet stocks fueling the advance. Other categories, such as small cap stocks and health care stocks, have lagged these advances.
We have seen a watchful Federal Reserve
raise interest rates in response to
the lessening of global liquidity concerns and rising price pressures -- the latter being a downside to the benefit of low unemployment.
On the whole, the current economic
environment is very positive, but in any environment -- particularly one marked by volatility such as today's -- investor discipline is more important than ever. In reviewing our recently redesigned Web site, www.calvert.com, you will see that we now offer more interactive information tools to help you make the most informed decisions.
As always, we encourage you to make
decisions based on your financial objectives and tolerance for risk. You should routinely review your asset allocation to be sure you are positioned at a comfortable risk level.
Your financial professional can suggest
strategies that keep you on track to meet long-term financial objectives.
We appreciate your investment in Calvert
Group funds and look forward to helping you meet your financial goals.
Sincerely,
Barbara J. Krumsiek
President and CEO
October 27, 1999

Calvert Income Fund Portfolio Statistics
September 30, 1999
Investment Performance
                         6 Months12 Months
                           ended     ended
                         9/30/99   9/30/99
Class A
3.30%  10.68%
Class I
3.55%  N/A
Lehman Aggregate
Bond Index TR            (0.21%)   (0.37%)
Lipper Corporate
Debt Funds
BBB-Rated Average        (1.26%)   (0.99%)
Maturity Schedule
                                Weighted A
verage
                         9/30/99   9/30/98
                         19 years 15 years
SEC Yields
                                30 days en
ded
                         9/30/99   9/30/98
Class A
6.41%  7.51%
Class I
7.22%  N/A
Portfolio Quality Structure

AAA                                    20%
AA
--
A                                      19%
BBB                                    46%
BB
7%
B                                       --
NR
--
Cash & Cash Equivalents                 8%
                                      100%

Investment performance does not reflect the deduction of any front-end sales charge.
TR represents total return.

Source: Lipper Analytical Services, Inc.

NR: Obligation is not rated by a commercial credit rating service, such as Moody's
Investors Services, Inc., or Standard &
Poor's Corporation;
obligation has been determined to be of
appropriate quality for the Portfolio
by Calvert Asset Management Company, Inc., the Investment Advisor.

Greg Habeeb
of Calvert Asset Management Company
How did the Fund perform relative to its peer group?
For the second reporting period in a row, the Income Fund ranks at the top of the list of the Lipper Corporate Debt Funds BBB-Rated category for the
1 year period, outperforming the average by more than 1000 basis points.
Over the same time, the Fund's Class A
shares have also outperformed the Lehman
Aggregate Bond Index by over 1000 basis
points.
What were the driving forces in the credit markets?
Treasury yields rose significantly over the last 12 months (from 125 to 200 basis points across the yield curve) due to two factors.
First, as fears of a global economic crisis lessened, the flight to quality reversed itself and treasury prices dropped dramatically. Second, fears of inflation resurfaced, led by rising commodity prices (oil and gold in particular).
Credit markets rallied significantly for the first half of the last year as investors became less fearful of holding non-
Treasury bonds, especially since the yield spreads between such bonds and Treasuries had widened to levels not seen for 10 years. The appetite for such bonds created a frenzy of issuance which lasted through July. In addition, Y2K fears encouraged issuers to borrow earlier in the year rather than later. Amazingly, this issuance was readily absorbed by an investor marketplace fond of the much higher coupons now available.

One last observation is that credit spreads recovered about 40% to 60% of the spread widening that occurred during last year's global crisis. Most of this recovery took place through April. Since April spreads have stabilized at levels much wider than those that existed from 1992-1997.
What was your strategy?
Because of the prevailing wide levels of spreads of non-government bonds, we have been overweighted in corporate, agency, and asset back securities. We have avoided mortgages because of volatility concerns. And with high-grade yields now available in the investment grade market, we have been reluctant to pursue even higher yields in the below-investment bonds. We have been overweighted in BBB corporate bonds and higher grade bonds such as agencies. We have been underweighted in mortgages, which we feel are relatively rich.
What should investors expect in the coming months?
With Y2K concerns and fears of inflation, we do not anticipate any major rally in spreads over the next 6 months. We expect a hearty supply of new issues especially in the first quarter of 2000 to put pressure on spreads. However, it is our feeling that at current wide levels an investor is well compensated for bearing the risk of potential declining technicals.
October 27, 1999

Portfolio Statistics
September 30, 1999

Average Annual Total Returns

                                Class A Sh
ares
One year
6.58%
Five year
9.21%
Ten year
8.31%
Since inception                      9.80%
(10/12/82)



                                Class I Sh
ares
Since inception                      5.83%
(3/1/99)
Performance Comparison
Comparison of change in value of $10,000 investment. (Source: Lipper Analytical
Services, Inc.)

INSERT LINE GRAPH HERE

Total returns assume reinvestment of
dividends and reflect the deduction of the Fund's Class A maximum front-end sales charge of 3.75%. No sales charge has been applied to the index used for comparison. The value of an investment in Class A shares is plotted in the line graph. The value of an investment in another
Class of shares would be different. Past performance is no guarantee of future results.

Report Of Independent Accountants
To the Board of Trustees of The Calvert Fund and Shareholders of Calvert Income Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations, the statements of changes in net assets and financial highlights present fairly, in all material respects, the financial position of Calvert Income Fund (one of the portfolios comprising The Calvert Fund, hereafter referred to as the "Fund"), at September 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and the financial highlights
(hereafter referred to as "financial
statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at
September 30, 1999 by correspondence with custodians and brokers, provide a reasonable basis for the opinion expressed above.
PricewaterhouseCoopers LLP
Baltimore, Maryland
November 10, 1999

Schedule of Investments
September 30, 1999

                         Principal
Debt Securities - 84.8%   Amount     Value
Corporate Bonds - 73.9%
AB Spintab, 6.80%, 12/29/49     $2,250,000
$2,179,530
Abbey National Plc, 6.70%, 6/29/49
1,500,000       1,365,036
Allfirst PFD Funding Capital Trust, 6.81%,
7/15/29
1,000,000         999,370
Atlantic Mutual Insurance Co., 8.15%,
2/15/28          500,000 413,915
BCI US Funding Trust I, 8.01%, 12/29/49
1,000,000         923,520
BNP US Funding LLC, 7.738%, 12/31/49
2,000,000       1,865,614
Bank of New York, Inc., 7.625%, 7/15/02
1,000,000       1,022,140
Blyth Industries, Inc., 7.90%, 10/01/09
1,000,000         982,210
Chase Funding Trust, 7.288%, 12/26/25
1,250,000       1,248,550
Computer Associates International, Inc.,
6.375, 4/15/05
2,000,000      1,879,400 Conseco Financial
Trust II, 8.70%, 11/15/26
3,100,000      2,704,015 Conseco, Inc.,
6.80%, 6/15/05           3,475,000 3,188,382
Cox Communications, Inc., 7.875%, 8/15/09
2,000,000      2,057,840 Dillards Inc.,
6.39%, 8/1/13            500,000  481,025
Dime Bancorp, Inc., 7.00%, 7/25/01
2,000,000       1,991,140
Florida Windstorm Underwriting, 7.125%,
8/25/07
2,400,000      2,309,016 Hospitality
Properties Trust, 7.00%, 3/1/081,000,000 8
76,020
Imperial Bank, 8.50%, 4/1/09    3,000,000
2,850,555
Interpool Capital Trust, 9.875%, 2/15/27
1,000,000         884,970
Lilly Del Mar, Inc.:
  7.717%, 8/1/29         1,000,000 1,005,804
6.57%, 8/5/29            2,600,000 2,564,026
Mark IV Industries, Inc., 7.50%, 9/1/07
1,000,000         910,000
Merita Bank, Ltd., 7.15%, 12/29/49
1,100,000       1,073,592
North American Mortgage, 7.315%, 8/25/03 1
,500,000       1,483,710 Orion Capital Trust
II, 7.70%, 4/15/28       2,090,000 1,787,974
Osprey Trust Osprey, Inc., 8.31%, 1/15/03
3,500,000      3,512,600 Pennsylvania Power
and Light, 7.15%, 6/25/09
1,500,000      1,512,180 Pepco Energy
Transition Trust, 6.13%, 3/1/09
1,000,000         943,180
Riggs Capital Trust, 8.625%, 12/31/26
1,000,000         930,050
Royal Sun Alliance Insurance Group, 8.95%,
10/15/29
3,250,000      3,202,388 Saks, Inc., 7.00%,
7/15/04                  1,500,000 1,414,740
Skandinaviska Enskilda Banken, 6.50%,
12/29/49
4,685,000      4,426,500 Socgen Real Estate
Co. LLC, 7.64%, 12/29/49
2,000,000      1,852,380 Sovereign Bancorp,
Inc., 6.75%, 9/1/00      2,150,000
2,136,950 SunAmerica, Inc., 7.34%, 8/30/05
2,000,000       2,036,060
Supervalu, Inc., 7.875%, 8/1/09 3,000,000
3,007,980
Swedbank Sparbank Svenge AB, 7.50%, 9/27/49
2,500,000      2,262,075 Teleglobe CDA,
Inc.:
  7.20%, 7/20/09         3,500,000 3,318,455
7.70%, 7/20/29           2,000,000 1,887,020
Union Bank Norway, 7.35%, 12/31/49
2,000,000       1,965,720

     Total Corporate Bonds (Cost
$74,168,268)             73,455,632

                         Principal
Debt Securities - Cont'd  Amount     Value
Mortgage Securities - 0.0%
Government National Mortgage Association,
Pool 137518,
  11.00%, 10/15/15       $1,056    $1,185
     Total Mortgage Securities (Cost $1,094)
1,185

Municipal Bonds - 0.4%
Chickasaw Nation Oklahoma Certificates of
Participation,
  10.00%, 8/1/03 *       376,219   357,408

     Total Municipal Bonds (Cost $376,219)
357,408

U.S. Treasury - 10.5%
U.S. Treasury Bonds, 5.25%, 2/15/29
6,550,000       5,726,927
U.S. Treasury Notes, 6.00%, 8/15/09
4,750,000       4,787,097

     Total U.S. Treasury (Cost $10,470,532)
10,514,024

       Total Debt Securities (Cost
$85,016,113)             84,328,249

Repurchase Agreements - 1.2%
State Street Bank: 5.31%, dated 9/30/99, due
10/1/99
  (Collateral: $1,257,850 U.S. Treasury
Notes, 5.625%, 12/31/02)
1,200,000       1,200,000

     Total Repurchases Agreements (Cost
$1,200,000)     1,200,000


Equity Securities - 3.7%  Shares
Preferred Stocks - 3.7%
First Republic Preferred Capital Corp.
3,000  2,940,000
Highwood Properties, Inc., Series A,
Preferred          1,000 765,930

     Total Equity Securities (Cost
$4,039,520)              3,705,930


       TOTAL INVESTMENTS (Cost $90,255,633)
- 89.7%
89,234,179
       Other assets and liabilities, net -
10.3%          10,202,270
       Net Assets - 100%        $99,436,449

* This security was valued by the Board of Trustees. See Note A.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1999

Assets
Value
Investments in securities, at value
$89,234,179
Cash                             2,742,360
Receivable for securities sold
51,738,228
Receivable for shares sold
2,368,057
Interest and dividends receivable
1,256,937
Other assets
22,304
  Total assets                  147,362,065

Liabilities
Payable for securities purchased
47,600,936
Payable for shares redeemed
213,307
Payable to Calvert Asset Management Co.,Inc.
40,618
Payable to Calvert Administrative Services
Company                   21,667
Payable to Calvert Shareholders Services,
Inc.   3,464
Payable to Calvert Distributors, Inc.
11,134
Accrued expenses and other liabilities
34,490
  Total liabilities             47,925,616
     Net assets                 $99,436,449

Net Assets Consist of:
Paid in capital applicable to the following
shares of beneficial interest,
  unlimited number of no par shares
authorized:
  Class A:5,371,502 shares outstanding
$91,050,816
  Class B: 72,175 shares outstanding
1,225,682
  Class I:377,680 shares outstanding
6,403,847
Undistributed net investment income
31,798
Accumulated net realized gain (loss) on
investments              1,745,760
Net unrealized appreciation (depreciation)
on investments           (1,021,454)

  Net Assets                    $99,436,449

Net Asset Value Per Share
     Class A (based on net assets
$91,763,518)              $17.08
     Class B (based on net assets
$1,231,275)               $17.06
     Class I (based on net assets
$6,441,656)               $17.06

See notes to financial statements.

Statement of Operations
Year ended September 30, 1999

Net Investment Income
Investment Income
  Interest income               $4,064,037
  Dividend income                  112,500
     Total investment income
4,176,537

Expenses
  Investment advisory fee
285,313
  Administrative fees              115,104
  Transfer agency fees and expenses
92,178
  Distribution plan expenses:
     Class A                        84,052
     Class B                           897
  Trustees' fees and expenses
5,991
  Custodian fees                    85,005
  Registration fees                 41,366
  Reports to shareholders
13,088
  Professional fees                 17,080
  Accounting fees                   12,452
  Miscellaneous                      8,065
     Total expenses                760,591
     Reimbursement from Advisor:
       Class B                       (684)
       Class I                     (4,234)
     Fees paid indirectly
(52,861)
       Net expenses                702,812
       Net Investment Income     3,473,725

Realized and Unrealized Gain (Loss) on
Investments
Net realized gain                3,031,934
Change in unrealized appreciation
(depreciation)           (1,125,125)

       Net Realized and Unrealized Gain
       (Loss) on Investments     1,906,809

       Increase (Decrease) in Net Assets
       Resulting From Operations
$5,380,534


See notes to financial statements.

Statements of Changes in Net Assets

                         Year EndedYear En
ded
                         September 30,Sept
ember 30,
Increase (Decrease) in Net Assets
1999 1998
Operations
  Net investment income  $3,473,725$2,368,
880
  Net realized gain (loss)       3,031,934
1,246,860
  Change in unrealized appreciation or
(depreciation)
(1,125,125)       155,171

  Increase (Decrease) in Net Assets
  Resulting From Operations      5,380,534
3,770,911

Distributions to shareholders from
  Net investment income:
     Class A Shares      (3,366,927)(2,333
,878)
     Class B Shares      (5,526)      ----
     Class I Shares      (104,476)      --
  Net realized gain:
     Class A Shares      (2,096,000)(1,457
,042)
  Total distributions    (5,572,929)(3,790
,920)

Capital share transactions:
  Shares sold:
     Class A Shares      61,186,5136,352,284
     Class B Shares      1,231,561    ----
     Class I Shares      6,555,652      --
  Reinvestment of distributions:
     Class A Shares      4,576,7233,189,636
     Class B Shares        4,841      ----
     Class I Shares      104,476        --
  Shares redeemed:
     Class A Shares      (15,371,155)(7,21
6,787)
     Class B Shares      (10,720)       --
     Class I Shares      (256,281)      --
  Total capital share transactions
58,021,610      2,325,133

Total Increase (Decrease) in Net Assets
57,829,215      2,305,124

Net Assets
Beginning of year        41,607,23439,302,
110
End of year (including undistributed net
investment
  income of $31,798 and $35,002,
respectively.)
$99,436,449   $41,607,234

See notes to financial statements.

Statements of Changes in Net Assets

                         Year EndedYear En
ded
                         September 30,Sept
ember 30,
Capital Share Activity      1999      1998
Shares sold:
  Class A Shares         3,580,320 369,441
  Class B Shares          72,520      ----
  Class I Shares         386,659        --
Reinvestment of distributions:
  Class A Shares         271,265   187,050
  Class B Shares             283        --
  Class I Shares           6,120        --
Shares redeemed:
  Class A Shares         (902,773)(419,266)
  Class B Shares           (628)        --
  Class I Shares         (15,099)       --
Total capital share activity     3,398,667
137,225

Notes to Financial Statements

Note A ---- Significant Accounting Policies
General: The Calvert Income Fund (the
"Fund"), a series of The Calvert Fund, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The operations of each series are accounted for separately. The Fund offers three classes of shares of beneficial interest. Class A shares are sold with a maximum front-end sales charge of 3.75%. Effective March 1,
1999, the Fund began to offer Class I shares of beneficial interest. Class I shares require a minimum account balance of $1,000,000. Class I shares have no front-end sales charge and have a lower expense ratio than Class A shares. Effective August 1,
1999, the Fund began
to offer Class B shares of beneficial
interest. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long you have owned the shares. Class B shares have a higher level of expenses than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price.
Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker.
Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service.
Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.
In determining fair value, the Board
considers all relevant qualitative and
quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly form the values that would have been used had a ready market of the investments existed, and the differences could be material.
At September 30, 1999, $357,408, or 0.4% of
net assets, were valued by the Board of
Trustees.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Options: The Fund may write or purchase
option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Fund maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering in futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.
Short Sales: The Fund may use short sales of U.S. Treasury securities for the limited purpose of hedging the Fund's duration. Any short sales will be covered with an equivalent amount of high quality, liquid securities in a segregated account at the Fund's custodian.
Security Transactions and Investment Income:
Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis.
Dividend income is recorded on the ex-
dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly.
Distributions from net realized capital
gains, if any, are paid at least annually.
Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank.
Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for
federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.
Note B -- Related Party Transactions
Calvert Asset Management Company, Inc. (the
"Advisor") is wholly-owned
by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia
Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated
Trustees of the Fund. For its services, the Advisor receives a monthly fee based on an annual rate of .70% of the Fund's average daily net assets. Effective March 1, 1999, the fees paid to the advisor changed to an annual rate of .40% of the Fund's average daily net assets.
The Advisor contractually reimbursed the
Fund for expenses of $4,918.
Calvert Administrative Services Company,
Inc., an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly. The administrative service fee was initiated on March 1, 1999. Class A and Class B shares pay an annual rate of .30% and Class I shares pay an annual rate of .10%, based on their average daily net assets.
Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund.
Distribution Plans, adopted by Class A and
Class B shares, allow the Portfolios to pay the distributor for expenses and services associated with the distribution of shares.
The expenses paid may not exceed .50%, and 1.0% annually of the Fund's average daily net assets of
Class A and Class B, respectively. Class I does not have Distribution plan expenses.
The Distributor received $96,342 as its
portion of the commissions charged
on sales of the Fund's shares.
Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund.
For its services, CSSI received a fee of $24,328 for the year ended September 30, 1999. National Financial Data Services,
Inc., is the transfer and dividend
disbursing agent.
Each Trustee of the Fund who is not
affiliated with the Advisor receives an
annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended.
Trustee's fees are allocated to each of the funds in the series served.
Note C -- Investment Activity
During the year, purchases and sales of
investments, other than short-term
and U.S. government securities, were
$754,247,730 and $721,544,797, respectively.
U.S. government security purchases were
$1,109,587,432 and sales were
$1,101,123,568.
The cost of investments owned at September
30,1999 was substantially the same for
federal income tax and financial reporting purposes. Net unrealized depreciation aggregated $1,021,454, of which $358,823 related to appreciated securities and
$1,380,277 related to depreciated
securities.
As a cash management practice, the Portfolio may sell or purchase securities from other
Portfolios managed by the Advisor. For the year ended September 30, 1999, the Portfolio effected transactions with other Calvert
Portfolios, which resulted in net realized gains on sales of securities of $710,647.
These purchases and sales transactions,
executed at independently derived prices pursuant to Rule 17a-7 under the Investment
Company Act of 1940, were $13,353,533 and
$60,129,055, respectively.
Note D -- Line of Credit
A financing agreement is in place with all Calvert Group Funds (except for Calvert
Social Investment Fund Managed Index
Portfolio) and State Street Bank and Trust
Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of
 .10% per annum will be incurred on the
unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at September
30, 1999.

Financial Highlights

                         Years Ended
            September 30,September 30,Sept
ember 30,
Class A Shares       1999   1998      1997
Net asset value, beginning$17.17    $17.20
$16.47
Income from investment operations
  Net investment income.99  1.02      1.02
  Net realized and unrealized gain (loss)
 .74  .61              .74
     Total from investment operations
1.73 1.63            1.76
Distributions from
  Net investment income(.99)(1.01)  (1.02)
  Net realized gain (.83)  (.65)     (.01)
     Total distributions(1.82)(1.66)(1.03)
Total increase (decrease) in net asset value
(.09)  (.03)          .73
Net asset value, ending$17.08$17.17 $17.20

Total return*             10.68%     9.92%
11.03%
Ratios to average net assets:
  Net investment income6.01%5.96%    6.04%
  Total expenses    1.32%  1.43%     1.33%
  Expenses before offsets  1.32%     1.43%
1.33%
  Net expenses      1.23%  1.36%     1.26%
Portfolio turnover3,454%  3,461%    2,961%
Net assets, ending (in thousands)  $91,764
$41,607           $39,302
Number of shares outstanding,
  ending (in thousands)5,3722,423    2,285

                         Years Ended
                         September 30,Sept
ember 30,
Class A Shares              1996      1995
Net asset value, beginning          $16.82
$15.68
Income from investment operations
  Net investment income     1.01      1.11
  Net realized and unrealized gain (loss)
(.32)  1.14
     Total from investment operations
 .69  2.25
Distributions from
  Net investment income   (1.01)    (1.11)
  In excess of net realized gain
(.03)  --
  Net realized gain         ----        --
     Total distributions  (1.04)    (1.11)
Total increase (decrease) in net asset value
(.35)  1.14
Net asset value, ending   $16.47    $16.82

Total return*                        4.21%
14.90%
Ratios to average net assets:
  Net investment income    6.02%     6.89%
  Total expenses           1.26%     1.26%
  Expenses before offsets            1.26%
1.26%
  Net expenses             1.23%     1.23%
Portfolio turnover          153%      135%
Net assets, ending (in thousands)
$44,431           $42,637
Number of shares outstanding,
  ending (in thousands)    2,698     2,535

Financial Highlights

                                Year Ended
                                September
30,
Class B Shares                     1999 ^^
Net asset value, beginning
$17.02
Income from investment operations
  Net investment income                .13
  Net realized and unrealized gain (loss)
 .05
     Total from investment operations
 .18
Distributions from
  Net investment income              (.14)
     Total distributions             (.14)
Total increase (decrease) in net asset value
 .04
Net asset value, ending             $17.06

Total return*
1.06%
Ratios to average net assets:
  Net investment income          5.00% (a)
  Total expenses                 3.74% (a)
  Expenses before offsets
2.98% (a)
  Net expenses                   2.91% (a)
Portfolio turnover                  3,454%
Net assets, ending (in thousands)
$1,231
Number of shares outstanding,
  ending (in thousands)                 72

                                Year Ended
                                September
30,
Class I Shares                      1999 ^
Net asset value, beginning
$16.73
Income from investment operations
  Net investment income                .63
  Net realized and unrealized gain (loss)
 .34
     Total from investment operations
 .97
Distributions from
  Net investment income              (.64)
     Total distributions             (.64)
Total increase (decrease) in net asset value
 .33
Net asset value, ending             $17.06

Total return*
5.83%
Ratios to average net assets:
  Net investment income          6.37% (a)
  Total expenses                 1.07% (a)
  Expenses before offsets
 .81% (a)
  Net expenses                    .72% (a)
Portfolio turnover                  3,454%
Net assets, ending (in thousands)
$6,442
Number of shares outstanding,
  ending (in thousands)                378

(a)  Annualized
* Total return is not annualized and does
not reflect deduction of any front-end or
deferred sales charge.
^ From March 1, 1999 inception.
^^   From August 1, 1999, inception.

Calvert Group and the Year 2000

Three years ago, Calvert Group recruited a task force to address the Y2K compliance problem. Headed by our Vice President of Information Technology, the task force developed a comprehensive Year 2000
Initiative that addressed all software and hardware systems that could possibly be susceptible to year-2000 problems.

Today we can report that we have completed
100 percent of our year-2000 Initiative and are currently monitoring our systems to ensure that they will remain compliant.


These are just some of the steps Calvert
Group has taken over the past 36 months:

      Inventory. To safeguard our inventory
systems we documented all hardware and sof tware systems used by Calvert Group.

      Assessment. Our system engineers made
an extensive
evaluation of the readiness of each system and its susceptibility to year-2000 problems.

      Remediation. We have modified
software codes, upgraded hardware, improved data interfaces and applied upgrades.

      Testing. We have deployed year-2000
test environments and executed test plans with dates from 1999 through 2000 and beyond.

      Implementation. We have released our
modified software, deployed upgraded
hardware and coordinated with business
partners where data interfaces have changed.

      Vendor Compliance. All significant
third-party vendors, including subadvisors, have been contacted and reported Y2K compliance.


Finally, Calvert Group will re-test
continuously through the remainder of
1999 and into 2000 to ensure that operating platforms, third-party software, and interfaces to other systems remain stable throughout the rollover to the year 2000.

If you have any questions regarding the Year
2000 issue, please send e-mail
to customerservice@calvert.com or call
1.800.368.2748.

Calvert Group's Web site, www.calvert.com and our Voice Response Unit
(800-368-2745) will be operational Saturday,
January 1, 2000 and completely updated to include all account activity through year-end 1999. We encourage you to use either system to verify the status of your account.
A customer service representative will be available to assist you Monday,
January 3, 2000.

September 30, 1999

annual

report

Calvert New vision small cap fund

Calvert New Vision
Small Cap Fund

To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Group
c/o NFDS
330 West 9th Street
Kansas City, MO 64105

Web Site
http://www.calvert.com

Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

This report is intended to provide fund
information to shareholders. It is
not authorized for distribution to
prospective investors unless preceded or accompanied by a prospectus.

Calvert Group's
Family of Funds

Tax-Exempt Money Market Funds
CTFR Money Market Portfolio
CTFR California Money Market Portfolio

Taxable Money Market Funds
First Government Money Market Fund
CSIF Money Market Portfolio

Balanced Fund
CSIF Balanced Portfolio

Municipal Funds
CTFR Limited-Term Portfolio
CTFR Long-Term Portfolio
CTFR Vermont Municipal Portfolio
National Muni. Intermediate Portfolio
California Muni. Intermediate Portfolio
Maryland Muni. Intermediate Portfolio
Virginia Muni. Intermediate Portfolio

Taxable Bond Funds
CSIF Bond Portfolio
Income Fund

Equity Funds
CSIF Managed Index Portfolio
CSIF Equity Portfolio
Capital Accumulation Fund
CWV International Equity Fund
New Vision Small Cap Fund
New Africa Fund


  printed on recycled paper
  using soy-based inks

Table
of
Contents
President's Letter
1
Social Update
2
Portfolio
Manager Remarks
3
Report of Independent Accountants
6
Statement
of Net Assets
7
Statement
of Operations
10
Statements
of Changes in
Net Assets
11
Notes to
Financial Statements
13
Financial Highlights
17
Y2K Update
19

Dear Shareholders:
1999 may be characterized as a year of
changing fortunes. We have witnessed a
strong recovery in the markets of Asia and the Far East, while European markets have enjoyed mixed blessings. At home, top performing stocks were again concentrated by capitalization range and industry group, with large-capitalization companies, technology, and internet stocks fueling the advance. Other categories, such as small cap stocks and health care stocks, have lagged these advances.
We have seen a watchful Federal Reserve
raise interest rates in response to
the lessening of global liquidity concerns and rising price pressures -- the latter being a downside to the benefit of low unemployment.
On the whole, the current economic
environment is very positive, but in any environment -- particularly one marked by volatility such as today's -- investor discipline is more important than ever. In reviewing our recently redesigned Web site, www.calvert.com, you will see that we now offer more interactive information tools to help you make the most informed decisions.
As always, we encourage you to make
decisions based on your financial objectives and tolerance for risk. You should routinely review your asset allocation to be sure you are positioned at a comfortable risk level.
Your financial professional can suggest
strategies that keep you on track to meet long-term financial objectives.
We appreciate your investment in Calvert
Group funds and look forward to helping you meet your financial goals.
Sincerely,
Barbara J. Krumsiek
President and CEO
October 27, 1999

Social
Update

Calvert Expands Its Web Site
Calvert has expanded its Web site, designing it to be even more user-friendly to you, the shareholder. It also has a new Web address, www.calvert.com. Importantly, your Web site also provides public education about socially responsible investing. A complete list of portfolio holdings for the fund is now posted monthly on the site -- a first in the mutual fund industry. Two new screens were added to the "Know What You
Ownr" service: Individuals can now determine whether their mutual funds invest in firearms manufacturers or nuclear power companies, as well as continue to find out whether they own stock in tobacco companies.
Please visit us at www.calvert.com and learn more about how Calvert Group can meet your needs.
High Social Impact Investments
The Fund is helping provide support through its High Social Impact Investments (HSII) program where a percentage of the Fund's money is invested at low rates to support people and communities. Take for example the financial support it has given Mercy
Loan Fund (MLF) which in turn has helped fund Housing And Neighborhood Developers in
Omaha, Nebraska.
Since beginning the renovation and sale of houses for ownership in late 1992, Housing and Neighborhood Developers (HANDS) in
Omaha, Nebraska, has renovated and sold 97 homes. This represents acquisition and construction financing of nearly $4,000,000.
MLF has provided the financing for most of these houses, at a below-market interest rate and without costly red tape. The result has both stretched limited federal and private subsidy dollars, and increased efficiency. Stable housing means that children no longer are moved between schools during the year as parents seek decent, affordable housing. Since its inception, MLF has provided funds to developers who have produced 6,051 housing units, offering quality affordable housing for 19,678
Americans in 18 states around the country.
MLF has made 248 loans totaling over $72 million.
James
Awad
of
AWAD asset management
How did the Fund perform?
The Calvert New Vision Small Cap Fund's
Class A shares returned 12.04%
for the year, underperforming the Russell
2000 Index due largely to the internet
phenomenon described below.
We could easily characterize the past 12
months as switchback! The close of 1998
benefited the Fund as financial markets
rebounded from the worldwide financial
turmoil, aided both by the actions of the Federal Reserve Board, and by the Long Term
Capital bailout. In 1999, fund performance was first adversely affected by a large flow of funds out of the small cap arena, but later benefited from investor perception that worldwide growth was recovering. Toward the end of the period, Fed interest rate hikes had a detrimental effect on small cap funds.
Ultimately, the rebalancing of the Russell
2000 Index as of June 30th, brought about by the removal of several large internet stocks, was a plus for the Fund, as it put the performance of small cap, non-internet stock in clearer perspective.
What were the market and economic events that shaped the Fund's performance over the course of the year?
During the six months ending at the close of March, equity markets predominantly focused on internet stocks due to their extreme growth in market capitalization, and on large cap technology stocks. It was a trend fueled by individual investors and fund managers alike, who contributed to a tremendous

Calvert New Vision Small Cap Fund Portfolio
Statistics
September 30, 1999
Investment Performance

                         6 Months12 Months
                           ended     ended
                         9/30/99   9/30/99
Class A
15.50% 12.04%
Class B
14.78% 10.66%
Class C
14.90% 11.05%
Class I
16.08% N/A
Russell 2000
Index TR                             8.25%
19.07%
Lipper Small-Cap
Funds Average             12.29%    26.86%

Ten Largest Stock Holdings

                                % of Net A
ssets
Startek, Inc.
7.15%
Zebra Technologies Corp.             4.90%
Investors Financial Services Corp.
3.62%
Penton Media, Inc.                   3.59%
Comdisco, Inc.                       3.55%
Bradlees, Inc.                       3.51%
New Horizons Worldwide, Inc.
3.31%
Corn Products Int'l, Inc.
3.29%
Shared Medical Systems Corp.
3.17%
Houghton Mifflin Co.                 3.15%
  Total
39.23%
Asset Allocation

Stocks
94%
Bonds
4%
Cash & Cash Equivalents                 2%
                                      100%
Investment performance does not reflect the deduction of any front-end or deferred sales charge.

TR represents total return.

Source: Lipper Analytical Services, Inc.

New subadvisor assumed management of the Fund effective October 1997.

Portfolio Statistics
September 30, 1999
Average Annual Total Returns

                                Class A Sh
ares
One year
6.72%
Since inception                    (5.55%)
(1/31/97)


                                Class B Sh
ares
One year
5.57%
Since inception                   (15.25%)
(4/1/98)

                                Class C Sh
ares
One year
10.96%
Since inception                    (4.43%)
(1/31/97)

                                Class I Sh
ares
Since inception                     11.23%
(3/1/99)

Performance Comparison
Comparison of change in value of $10,000 investment. (Source: Lipper Analytical
Services, Inc.)



INSERT LINE GRAPH HERE




Total returns assume reinvestment of
dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the indices used for comparison. The value of an investment in Class A & C shares is plotted in the line graph. The value of an investment in another class of shares would be different.

Past performance is no guarantee of future results.

upward price momentum. This naturally
created downward pressure in other sectors as investors sold underperforming small cap stocks.
In the spring, both internet and growth
stock volatility combined with the
anticipation of possible Fed rate hikes sent nervous investors in search of calmer places to invest -- and some of that money found its way into the small cap sector. At the same time, we began to see the beginnings of a flattening out in the prices of large cap technology stocks, which also freed up capital for investment in the small cap sector.
How has the tighter money stance by the Fed affected markets, and where does it go from here?
During the third quarter, equities of all types experienced price pressure as investors began to worry about the prospects of rising interest rates and a hostile Fed.
Increasing prices of gold and oil, along with signs of continued strong domestic economic growth and recovery overseas, created fears of a period of rising interest rates, which is a negative for equity valuations. The Fed did in fact raise interest rates, in part to take back some of the stimulus provided during the 1998 meltdown surrounding Russia, Asia, and
Long-Term Capital. We believe that
inflationary and deflationary forces are now in balance and any further action by the Fed will be minimal.

Given this, what is your outlook for the year ahead?
We believe that the basic building blocks of the bull market remain intact, considering:
 The tremendous competitiveness of American corporations
    Good economic growth
    Low inflation
    Budget surpluses
    Minimal Fed intervention
    Demand for common stocks by baby boom
ers and by foreign investors seeking dollar-denominated assets
    A shrinking supply of common stocks due
to takeovers
Moreover, investment fads -- including
internet stocks -- may be long-lasting, but all ultimately succumb to rational capital markets. Eventually, undervalued stocks with good fundamentals find their true worth. It is important to note that small cap stocks did not underperform large cap stocks during the third quarter, and we believe that a migration to small cap equities is underway.
This trend should be highly beneficial to the value of the Fund, as it is filled with growing companies selling at attractive prices. As financial markets stabilize and investors migrate to small cap issues, we are confident the Fund will prosper.
October 27, 1999

Portfolio Statistics
September 30, 1999
Portfolio Characteristics

                         New VisionRussell
Small Cap            2000
                            Fund     index
Number of Stocks              44      1938
Median Market
Capitalization ($bil)       0.76      0.70
(by portfolio weight)
Price/Earnings
Ratio                                24.03
31.35

Earnings Per Share
Growth                              22.45%
18.18%

Yield                           0.86%
1.41% (return on capital investment)

Volatility Measures

                         New Vision Russell
Small Cap            2000
                            Fund     index
Beta1                                 0.87
0.94
R-Squared2                            0.34
0.46
1Measure of volatility compared to the S&P
500 Stock Index (S&P 500) beta of 1. The higher the beta, the higher the risk and potential reward.
2Measure of correlation between the fund's returns and the overall market's (S&P 500) returns. An R-Squared of 0 would mean no correlation, an R-Squared of 1 would mean total correlation.
Source: Vestek

Report of Independent Accountants
To the Board of Trustees of The Calvert Fund and Shareholders of Calvert New Vision Small
Cap Fund:
In our opinion, the accompanying statement of net assets and the related statement of operations, the statements of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Calvert New Vision
Small Cap Fund, (one of the portfolios
comprising The Calvert Fund, hereafter
referred to as the "Fund"), at September 30, 1999, and the results of its operations, the changes in its net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United
States. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at
September 30, 1999 by correspondence with custodians and brokers, provide a reasonable basis for the opinion expressed above.
PricewaterhouseCoopers LLP
Baltimore, Maryland
November 10, 1999

Statement of Net Assets
September 30, 1999

Equity Securities - 93.6%           Shares
Value
Banks - 11.9%
Capital Crossing Bank *  105,000 $1,522,500
Doral Financial Corp.    134,000 1,792,250
Investors Financial Services Corp.
65,200         2,241,250 North Fork
Bancorporation           95,000  1,852,500
                                 7,408,500

Communications - 4.8%
C-Cube Microsystems, Inc. *        40,000
1,740,000
Periphonics Corp. *      13,750   431,406
Transaction Network Service, Inc. *
20,000            785,000
                                 2,956,406

Computer - Software and Services - 2.1%
Barra, Inc. *                      61,500
1,291,500

Computer Technology - 0.2%
Transact Technologies, Inc. *      20,000
106,250

Consulting Services - 3.6%
Comdisco, Inc.           114,000 2,201,625

Data Processing - 5.2%
National Data Corp.      55,200 1,435,200
Sterling Software, Inc. *          90,000
1,800,000
                                 3,235,200

Food - 6.1%
Corn Products International, Inc.
67,000          2,039,312
Smucker (J.M.) Co., Class B        95,300
1,751,137
                                 3,790,449

Health Care Facilities - 0.0%
LTC Healthcare, Inc. *    6,400     12,000

Health Care Management Services - 2.5%
American Retirement Corp. *        43,000
421,938 Health Management Systems, Inc. *
241,000         1,144,750
                                 1,566,688

Health Care Information Technology - 2.4%
Eclipsys Corp. *         101,575 1,460,141

Hotel / Motel - 0.0%
Lodgian, Inc. *           4,500     16,875

Insurance - 2.5%
Presidential Life Corp. *          90,000
1,541,250

Machinery and Engineering - 0.3%
Somanetics Corp. *       79,000   172,812
Tokheim Corp. *             100        894
                                   173,706

Equity Securities - Cont'd          Shares
Value
Medical Information Systems - 3.2%
Shared Medical Systems Corp.       42,000
$1,963,500

Medical Products - 3.1%
Beckman Coulter, Inc.    42,000  1,895,250

Multi-Sector Companies - 4.8%
Annuity and Life Re (Holdings) Ltd.
68,000         1,691,500 Cunningham Graphics
International, Inc. *95,500 1,181,813
Excel Legacy Corp. *     25,000    104,687
                                 2,978,000

Printers - 7.7%
Printronix, Inc. *       93,800 1,758,750
Zebra Technologies Corp., Class A *
66,750          3,035,039
                                 4,793,789

Publishing - 9.2%
Houghton Mifflin Co.     48,000 1,950,000
Penton Media, Inc., Class A *     137,000
2,226,250 Wiley (John) & Sons, Inc., Class A
99,400          1,559,338
                                 5,735,588

Real Estate Investment Trusts - 1.3%
LTC Properties, Inc.     76,200    809,625

Retail - 4.3%
Bradlees, Inc. *         136,000 2,176,000
U.S. Vision, Inc. *      118,700   504,475
                                 2,680,475

Service Organizations - 11.9%
Lanvision Systems, Inc. *         165,200
154,875
New Horizons Worldwide, Inc. *    129,375
2,053,828
Startek, Inc. *          80,550 4,430,250
Teletech Holdings, Inc. *          50,000
712,500
                                 7,351,453

Telecommunications - 0.3%
Nextlink Communications, Inc., Class A *
4,000  207,375

Transportation - 1.8%
Air Express International Corp.    20,000
453,750 Iron Mountain, Inc. *      20,000
677,500
                                 1,131,250

Vitamins and Nutritional Products - 1.9%
NBTY, Inc. *             157,500 1,200,938

Wireless Equipment - 2.5%
American Tower Corp., Class A *    80,000
1,565,000

  Total Equity Securities (Cost $53,907,836)
58,072,833

                         Principal
Corporate Obligations - 2.9%        Amount
Value
American Retirement Corp., 5.75%, 10/1/2002
$1,000,000       $720,840
Angeion Corp., 7.50%, 4/15/2003 #
1,000,000        520,000 Assisted Living
Concepts, 6.00%, 11/1/2002 #
1,000,000         562,500

  Total Corporate Obligations (Cost
$3,019,121)              1,803,340

High Social Impact Investments - 0.6%
Dorchester Bay Economic Development Corp.,
4.50%, 6/30/2000 + #
100,000           96,012 Mercy Loan Fund,
4.50%, 1/13/2001 + #200,000 196,824 Working
Capital Management, 4.00%, 9/30/2002 + #
50,000             47,181

  Total High Social Impact Investments (Cost
$350,000)         340,017

Repurchase Agreements - 2.6%
State Street Bank: 5.31%, dated 9/30/99, due
10/1/99
(Collateral: $1,649,038, FNMA Discount Note,
7/7/2000)
1,600,000       1,600,000

  Total Repurchase Agreements (Cost
$1,600,000)               1,600,000

  TOTAL INVESTMENTS (Cost $58,876,957) -
99.7%  61,816,190
  Assets in excess of liabilities - 0.3%
177,301
  Net Assets - 100%             $61,993,491

Net Assets Consist Of:
Paid-in capital applicable to the following
shares of beneficial
interest; unlimited number of no par shares
authorized:
  Class A: 3,925,517 shares outstanding
$61,452,807
  Class B: 113,200 shares outstanding
1,523,127
  Class C: 468,460 shares outstanding
7,254,489
  Class I: 96,821 shares outstanding
1,163,340
Accumulated net realized gain (loss) on
investments              (12,339,505)
Net unrealized appreciation (depreciation)
on investments           2,939,233

     Net Assets                 $61,993,491


Net Asset Value Per Share
Class A (based on net assets of $52,961,024)
$13.49
Class B (based on net assets of $1,503,953)
$13.29
Class C (based on net assets of $6,214,680)
$13.27
Class I (based on net assets of $1,313,834)
$13.57




+ Restricted securities represents 0.6% of net assets for the Fund.
* Non-income producing.
# This security was valued by the Board of Directors. See Note A.

See notes to financial statements.

Statement of Operations
year ended september 30, 1999

Net Investment Income
Investment Income
  Interest Income                 $564,835
  Dividend income (net of foreign taxes of
$3,362 )                 283,870
     Total investment income
848,705

Expenses
  Investment advisory fee
547,404
  Transfer agency fees and expenses
314,286
  Distribution Plan expenses:
     Class A                       145,381
     Class B                        12,166
     Class C                        69,424
  Trustee's fees and expenses
7,072
  Administrative fees              123,179
  Accounting fees                   21,304
  Custodian fees                    26,409
  Registration fees                 46,597
  Reports to shareholders
44,136
  Professional fees                 18,349
  Miscellaneous                     24,639
  Total expenses                 1,400,346
     Reimbursement from Advisor:
       Class A                    (18,757)
       Class B                     (6,628)
       Class C                     (2,272)
       Class I                     (7,404)
     Fees paid indirectly
(183,564)
       Net expenses              1,181,721

       Net Investment Income (Loss)
(333,016)

Realized and Unrealized Gain (Loss) on
Investments
Net realized gain (loss)
(8,698,475)

Change in unrealized appreciation or
(depreciation)           16,538,405

       Net Realized and Unrealized Gain
       (Loss) on Investments     7,839,930

       Increase (Decrease) in Net Assets
       Resulting From Operations
$7,506,914

See notes to financial statements.

Statements of Changes in Net Assets

                         Years Ended
                         September 30,Sept
ember 30,
Increase (Decrease) in Net Assets
1999 1998
Operations
  Net investment income (loss)  $(333,016)
$(202,192)
  Net realized gain (loss)      (8,698,475)
(3,401,229)
  Change in unrealized appreciation or
(depreciation)
16,538,405   (11,074,307)

     Increase (Decrease) in Net Assets
     Resulting From Operations   7,506,914
(14,677,728)

Distributions to shareholders from
  Net investment income:
     Class A Shares           --  (23,622)
  Net realized gain:
     Class A Shares           -- (204,302)
     Class C Shares           --  (27,040)
  Total distributions         -- (254,964)

Capital share transactions:
  Shares sold:
     Class A Shares      14,204,26114,788,
873
     Class B Shares      1,514,296 676,583
     Class C Shares      1,751,372 2,286,844
     Class I Shares      1,481,253      --
  Shares issued from merger:
     Class A Shares          -- 79,719,091
     Class C Shares          -- 10,469,904
  Reinvestment of distributions:
     Class A Shares          --    207,755
     Class C Shares          --     26,430
  Shares redeemed:
     Class A Shares      (29,811,556)(22,9
01,575)
     Class B Shares      (633,676)(25,997)
     Class C Shares      (3,093,613)(4,508
,337)
     Class I Shares      (310,855)    ----
  Total capital share transactions
(14,898,518)   80,739,571

Total Increase (Decrease) in Net Assets
(7,391,604)    65,806,879

Net Assets
Beginning of year        69,385,0953,578,216
End of year                     $61,993,491
$69,385,095


See notes to financial statements.

Statements of Changes in Net Assets


                         Years Ended
                         September 30,Sept
ember 30,
Capital Share Activity      1999      1998
Shares sold:
  Class A Shares         1,108,786 985,936
  Class B Shares         117,732    45,527
  Class C Shares         115,503   152,487
  Class I Shares         120,487      ----
Shares issued from merger:
  Class A Shares              -- 5,456,474
  Class C Shares             --    718,100
Reinvestment of distributions:
  Class A Shares             --     14,127
  Class C Shares             --      1,810
Shares redeemed:
  Class A Shares         (2,312,642)(1,535
,502)
  Class B Shares         (48,067)  (1,992)
  Class C Shares         (241,125)(298,683)
  Class I Shares         (23,666)     ----
Total capital share activity    (1,162,992)
5,538,284


See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies
General: The Calvert New Vision Small Cap
Fund (the "Fund"), a series of The Calvert
Fund, is registered under the Investment
Company Act of 1940
as a diversified, open-end management
investment company. The operation
of each series is accounted for separately.
The Fund offers four classes of shares of beneficial interest. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long you have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year.
Class B and Class C shares have higher level of expenses than Class A shares. Effective
March 1, 1999, the Fund began to offer Class
I shares of beneficial interest. Class I shares require a minimum account balance of $1,000,000. Class I shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to difference in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
On December 12, 1997, the net assets of
Calvert Strategic Growth Fund were merged into the Fund. The acquisition was accomplished by a tax-free exchange of 6,174,574 shares of the Fund (valued at $90,188,995) for the 5,697,864 shares of the
Calvert Strategic Growth Fund outstanding at
December 12, 1997. The Calvert Strategic
Growth Fund's net assets at that date,
including $2,998,545 of unrealized
depreciation and $899,711 of undistributed net losses were combined with those of the Fund. The aggregate net assets of the Fund and Calvert Strategic Growth Fund immediately before the acquisition were
$4,817,712 and $90,188,995, respectively.
Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price.
Unlisted securities and listed securities for which the last sale price is unavailable are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.
In determining fair value, the Board
considers all relevant qualitative and
quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.
At September 30, 1999, $1,422,517, or 2.3%
of net assets, were valued by the Board of Trustees.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Options: The Fund may write or purchase
option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.
Security Transactions and Investment Income:
Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis.
Dividend income is recorded on the ex-
dividend date. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial
statements in conformity with generally
accepted accounting principles requires
management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank.
Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for
federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the
Internal Revenue Code and to distribute
substantially all of its earnings.
Note B -- Related Party Transactions
Calvert Asset Management Company, Inc. (the
"Advisor") is wholly-owned
by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia
Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated
Trustees of the Fund. For its services, the Advisor receives a monthly fee based on an annual rate of .90% through February 28, 1999, and .75% effective March 1, 1999, based on the Fund's average daily net assets. Under the terms of the agreement, $42,749 was payable at year end.
The Advisor contractually reimbursed the
Fund for expenses of $35,061.
Calvert Administrative Services Company,
Inc., an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .10% of the average daily net assets of the Fund through February 28, 1999. Effective March 1, 1999,
Class A, Class B, and Class C shares pay an annual rate of .25% and Class I shares pay an annual rate of .10%, based on their average daily net assets. Under the terms of the agreement, $13,089 was payable at year end.
Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund.
Distribution Plans, adopted by Class A,
Class B and Class C shares, allow the Fund to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .25%, 1.00% and 1.00% annually of average daily net assets of each Class A, Class B and Class C, respectively. Class I does not have Distribution Plan expenses.
Under the terms of the agreement, $17,615 was payable at year end.
The Distributor received $38,700 as its
portion of the commissions charged
on sales of the Fund's shares.
Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund.
For its services, CSSI received fees of
$77,827 for the year ended September 30, 1999. Under the terms of the agreement, $5,676 was payable at year end. National
Financial Data Services, Inc., is the
transfer and dividend disbursing agent.
The Calvert Social Investment Foundation
("CSI Foundation") now provides certain
administrative services to the Fund. These services include a due diligence review for each potential organization which is being considered for a high social impact investment ("HSI investment"). The services also include an annual review thereafter, investment monitoring, quarterly reporting to the Fund Board, notification of any event of information that may affect the value of an investment, and other incidental services. For providing such services, the CSI Foundation receives an annual fee, paid quarterly of 1.00% of the Fund's average daily net assets invested in HSI investments.
Each Trustee of the Fund who is not
affiliated with the Advisor receives an
annual fee of $20,500 plus $1,500 for each Board and Committee meeting attended.
Trustees fees are allocated to each of the funds in the series served.

Note C -- Investment Activity
During the year, purchases and sales of
investments, other than short-term
securities, were $41,068,264 and
$49,173,848, respectively.
The cost of investments owned at September
30, 1999 was substantially the same for
federal income tax and financial reporting purposes. Net capital loss carryforwards, for federal income tax purpose, of $4,452,914 at September 30, 1999 may be utilized to offset current and future
capital gain until expiration through
September 30, 2007. Net unrealized
depreciation aggregated $ 2,939,233, of
which $10,280,296 related to appreciated securities and $7,341,063 related to depreciated securities.
Note D -- Line of Credit
A financing agreement is in place with all Calvert Group Funds (except for Calvert
Social Investment Fund Managed Index
Portfolio) and State Street Bank and Trust
Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of
 .10% per annum will be incurred on the
unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at September
30, 1999.

Financial Highlights

                         Periods Ended
            September 30,September 30,Sept
ember 30,
Class A Shares       1999   1998     1997^
Net asset value, beginning$12.04    $15.65
$15.00
Income from investment operations
  Net investment income (loss)(.05)  (.02)
(.05)
  Net realized and unrealized gain (loss)
1.50 (3.55)           .70
     Total from investment operations
1.45 (3.57)           .65
Distributions from
  Net realized gain   --   (.04)        --
     Total distributions-- (.04)        --
Total increase (decrease) in net asset value
1.45 (3.61)           .65
Net asset value, ending$13.49$12.04 $15.65
Total return*             12.04%  (22.86%)
4.33%
Ratios to average net assets:
  Net investment income (loss)(.39%)(.17%)
(.71%) (a)
  Total expenses    1.96%  1.88% 4.72% (a)
  Expenses before offsets  1.93%     1.82%
1.36% (a)
  Net expenses      1.66%  1.71%  .90% (a)
Portfolio turnover    68%    68%      196%
Net assets, ending (in thousands)  $52,961
$61,765            $3,260
Number of shares outstanding,
  ending (in thousands)3,9265,129      208


                         Periods Ended
                         September 30,Sept
ember 30,
Class B Shares              1999     1998#
Net asset value, beginning          $12.01
$16.18
Income from investment operations
  Net investment income (loss)       (.15)
(.05)
  Net realized and unrealized gain (loss)
1.43 (4.12)
     Total from investment operations
1.28 (4.17)
Total increase (decrease) in net asset value
1.28 (4.17)
Net asset value, ending   $13.29    $12.01

Total return*                       10.66%
(25.77%)
Ratios to average net assets:
  Net investment income (loss)     (1.68%)
(1.39%) (a)
  Total expenses           3.87% 7.68% (a)
  Expenses before offsets            3.33%
3.40% (a)
  Net expenses             2.93% 2.99% (a)
Portfolio turnover           68%       68%
Net assets, ending (in thousands)
$1,504 $523
Number of shares outstanding, ending (in
thousands)            113     44

Financial Highlights

                         Periods Ended
            September 30,September 30,Sept
ember 30,
Class C Shares       1999   1998     1997^
Net asset value, beginning$11.95    $15.62
$15.00
Income from investment operations
  Net investment income (loss)(.22)  (.15)
(.10)
  Net realized and unrealized gain (loss)
1.54 (3.48)           .72
     Total from investment operations
1.32 (3.63)           .62
Distributions from
  Net realized gain    --  (.04)        --
     Total distributions-- (.04)        --
Total increase (decrease) in net asset value
1.32 (3.67)           .62
Net asset value, ending$13.27$11.95 $15.62

Total return*             11.05%  (23.31%)
4.13%
Ratios to average net assets:
  Net investment income (loss)(1.27%)(1.15%)
(.95%)(a)
  Total expenses    2.87%  2.94% 10.91%(a)
  Expenses before offsets  2.84%     2.78%
1.47%(a)
  Net expenses      2.53%  2.64%  1.15%(a)
Portfolio turnover    68%    68%      196%
Net assets, ending (in thousands)   $6,215
$7,097 $318
Number of shares outstanding,
  ending (in thousands)468   594        20

                                Period Ended
                                September
30,
Class I Shares                      1999^^
Net asset value, beginning
$12.20
Income from investment operations
  Net investment income (loss)
 .03
  Net realized and unrealized gain (loss)
1.34
     Total from investment operations
1.37
Total increase (decrease) in net asset value
1.37
Net asset value, ending             $13.57

Total return*
11.23%
Ratios to average net assets:
  Net investment income (loss)
 .36% (a)
  Total expenses                 1.87% (a)
  Expenses before offsets
 .93% (a)
  Net expenses                    .82% (a)
Portfolio turnover                     68%
Net assets, ending (in thousands)
$1,314
Number of shares outstanding, ending (in
thousands)                    97

(a) Annualized
* Total return does not reflect deduction of
any front-end or deferred sales charge.
^ From January 31, 1997 inception.
# From April 1, 1998 inception.
^^   From March 1, 1999 inception.

Calvert Group and the Year 2000

Three years ago, Calvert Group recruited a task force to address the Y2K compliance problem. Headed by our Vice President of Information Technology, the task force developed a comprehensive Year 2000
Initiative that addressed all software and hardware systems that could possibly be susceptible to year-2000 problems.

Today we can report that we have completed
100 percent of our year-2000 Initiative and are currently monitoring our systems to ensure that they will remain compliant.


These are just some of the steps Calvert
Group has taken over the past 36 months:

      Inventory. To safeguard our inventory
systems we documented all hardware and sof tware systems used by Calvert Group.

      Assessment. Our system engineers made
an extensive
evaluation of the readiness of each system and its susceptibility to year-2000 problems.

      Remediation. We have modified
software codes, upgraded hardware, improved data interfaces and applied upgrades.

      Testing. We have deployed year-2000
test environments and executed test plans with dates from 1999 through 2000 and beyond.

      Implementation. We have released our
modified software, deployed upgraded
hardware and coordinated with business
partners where data interfaces have changed.

      Vendor Compliance. All significant
third-party vendors, including subadvisors, have been contacted and reported Y2K compliance.


Finally, Calvert Group will re-test
continuously through the remainder of
1999 and into 2000 to ensure that operating platforms, third-party software, and interfaces to other systems remain stable throughout the rollover to the year 2000.

If you have any questions regarding the Year
2000 issue, please send e-mail
to customerservice@calvert.com or call
1.800.368.2748.

Calvert Group's Web site, www.calvert.com and our Voice Response Unit
(800-368-2745) will be operational Saturday,
January 1, 2000 and completely updated to include all account activity through year-end 1999. We encourage you to use either system to verify the status of your account.
A customer service representative will be available to assist you Monday,
January 3, 2000.

This Page Intentionally Left Blank